Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015
C000142990
Account Value [Line Items]
Line Graph and Table Measure Name	Acuitas US Microcap Fund
Account Value	$ 20,035	$ 17,461	$ 20,532	$ 19,968	$ 18,733	$ 20,096	$ 18,960	$ 16,858	$ 17,568	$ 16,745	$ 16,148	$ 15,231	$ 15,405	$ 18,291	$ 19,974	$ 19,529	$ 20,586	$ 19,296	$ 15,449	$ 11,479	$ 10,766	$ 8,529	$ 13,544	$ 12,057	$ 12,340	$ 12,573	$ 11,112	$ 14,077	$ 13,662	$ 12,621	$ 12,756	$ 12,565	$ 11,700	$ 11,365	$ 11,569	$ 10,376	$ 9,573	$ 9,149	$ 9,518	$ 9,157	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 33,822	30,473	31,983	31,162	29,335	28,421	25,833	23,050	23,825	21,982	20,509	19,135	20,029	24,045	25,385	23,230	23,253	21,483	20,201	17,615	16,130	13,218	16,711	15,317	15,141	14,545	12,754	14,883	13,893	13,373	13,460	12,658	12,104	11,750	11,112	10,663	10,214	9,952	9,857	9,275	10,000
Russell Microcap Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 17,959	$ 15,547	$ 18,159	$ 17,149	$ 15,837	$ 16,718	$ 15,971	$ 13,760	$ 14,946	$ 14,195	$ 14,607	$ 13,948	$ 14,016	$ 17,295	$ 18,717	$ 19,227	$ 20,235	$ 19,431	$ 15,684	$ 11,937	$ 11,512	$ 8,819	$ 12,966	$ 11,429	$ 12,089	$ 11,978	$ 10,591	$ 13,602	$ 13,490	$ 12,267	$ 12,185	$ 11,969	$ 11,222	$ 10,808	$ 10,767	$ 9,784	$ 8,794	$ 8,459	$ 8,945	$ 8,622	$ 10,000